EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
EMPLOYEE BENEFITS EXPENSE	EMPLOYEE BENEFITS EXPENSE
The following table summarizes the employee benefits expense recorded and included in administrative and selling expenses during the years ended December 31, 2022, and 2021:

	2022	2021
	$	$
Wages and salaries	35,576,358	24,316,116
Share-based compensation (Note 16)	12,362,070	71,081,047
	47,938,428	95,397,163

The compensation of key management personnel is further disclosed in Note 21.